Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 8	$ 1,629	$ 1,527
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	223	129	157
Depreciation of right-of-use assets	350	342	99
Provision for impairment for estimated credit loss	907	251	182
Provision for impairment for inventories	11	231	62
Change in operating assets and liabilities:
Accounts receivable	(632)	1,701	(4,104)
Inventories	844	(5)	(3,517)
Deposits, prepayments, and other receivables	(441)	428	(1,077)
Accounts payable and accrued liabilities	(18)	(455)	3,120
Balances with related parties		(2,450)
Customer deposits	1,474	(156)	1,219
Income tax (payable) refund	(59)	(31)	276
Net cash provided by (used in) operating activities	2,667	1,614	(2,056)
Cash flows from investing activity:
Purchase of property and equipment	(774)	(455)	(283)
Net cash used in investing activity	(774)	(455)	(283)
Cash flows from financing activities:
Proceeds (Repayment) from bank borrowings, net	3,079	(1,275)	2,321
Proceeds from issuance of new shares	5,942
Repayment of balance with related parties	(9,187)
Repayment of lease liabilities	(402)	(272)	(182)
Net cash (used in) provided by financing activities	(568)	(1,547)	2,139
Effect on exchange rate change on cash, cash equivalents and restricted cash	(268)	88	30
Net change in cash, cash equivalent and restricted cash	1,057	(300)	(170)
BEGINNING OF YEAR	987	1,287	1,457
END OF YEAR	2,044	987	1,287
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	337	375	57
Cash paid for interest	$ 1,252	$ 1,033	$ 634